Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments, Measured at Fair Value on a Recurring and Non-recurring Basis
As at December 31, 2017, the fair value of the Company’s financial instruments, which are measured or disclosed at fair value, were as follows:

	Fair Value Measurements Using
	Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
Corporate bonds and commercial paper	—	9,965	—
Marketable securities:
U.S. term deposits	65,284	—	—
U.S. federal bonds	119,057	—	—
Canadian federal bonds	19,940	—	—
Corporate bonds and commercial paper	—	593,554	—
Derivative assets:
Foreign exchange forward contracts	—	4,503	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	795	—
As at December 31, 2016, the fair value of the Company’s financial instruments, which are measured or disclosed at fair value, were as follows:

	Fair Value Measurements Using
	Level 1 $	Level 2 $	Level 3 $
Assets:
Cash equivalents:
U.S. federal bonds	—	9,994	—
Marketable securities:
U.S. term deposits	46,385	—	—
U.S. federal bonds	70,667	—	—
Corporate bonds and commercial paper	—	191,345	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	1,818	—